Strategic Partners Style Specific Funds

Jennison Conservative Growth Fund

This submission is being made solely to obtain class identifiers for the following classes that were registered with the filing of Form N-14AE on August 11, 2006:

1)                                      Class L

2)                                      Class M

3)                                      Class X

4)                                      Class New X

The Accession Number for the filing was 0001104659-06-054064.